UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
                                                     ---------

                         UBS Technology Partners, L.L.C.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------

                                                                                       % OF              REALIZED AND UNREALIZED
INVESTMENT FUND                                    COST          FAIR VALUE      MEMBERS' CAPITAL     GAIN/(LOSS) FROM INVESTMENTS
------------------------------------------    ------------      ------------     ----------------     ----------------------------
Artis Microcap Qualified Fund, L.P.           $  2,400,000      $  5,685,477            1.83%                 $    195,607
Artis Technology Qualified Partners, L.P.        4,250,000        17,046,450            5.48                    (3,617,836)
Artis Technology Qualified 2X, L.P.             10,750,000        21,143,803            6.80                     4,242,051
Coatue Qualified Partners, L.P.                  3,500,000        24,033,452            7.73                      (254,504)
DunDonald Fund I, L.P.                          10,000,000        10,988,875            3.54                       220,747
Intrepid Capital Fund (QP), L.P.                        --         9,246,109            2.97                      (273,837)
Intrepid Capital Multi-Sector Fund, L.P.        10,000,000        11,558,767            3.72                      (836,504)
Loch Fund, L.P.                                 22,550,000        36,275,244           11.67                       502,308
Seligman Technology                             15,000,000        22,916,775            7.37                    (1,021,008)
Seligman Tech, Ltd.                              7,000,000        11,440,050            3.68                      (500,802)
Shannon River Partner II, L.P.                  12,500,000        16,923,588            5.44                      (782,340)
Special Situation                                5,000,000         5,105,644            1.64                    (1,259,740)
TCS Capital II, L.P.                             6,000,000        32,120,178           10.33                    (5,815,831)
Tiger Technology Fund, L.P.                     10,000,000        50,561,743           16.27                    (3,812,175)
Tracer Capital Partners                         18,000,000        16,914,663            5.44                       299,765
                                              ------------      ------------           -----                  ------------
   LONG/SHORT EQUITY SUBTOTAL                 $136,950,000      $291,960,818           93.91%                 $(12,714,099)

Redeemed Investment Funds                               --                --              --                       669,325
                                              ------------      ------------           -----                  ------------
TOTAL                                         $136,950,000      $291,960,818           93.91%                 $(12,044,774)
                                              ============      ============           =====                  ============



                                                   INITIAL                           FIRST AVAILABLE     DOLLAR AMOUNT OF FAIR VALUE
INVESTMENT FUND                               ACQUISITION DATE      LIQUIDITY*         REDEMPTION**   FOR FIRST AVAILABLE REDEMPTION
------------------------------------------    ----------------     ---------------   ---------------  ------------------------------
Artis Microcap Qualified Fund, L.P.             3/1/2006             Quarterly
Artis Technology Qualified Partners, L.P.       3/1/2006             Quarterly
Artis Technology Qualified 2X, L.P.             1/1/2003             Quarterly
Coatue Qualified Partners, L.P.                 4/1/2002             Quarterly
DunDonald Fund I, L.P.                          3/1/2007             Quarterly
Intrepid Capital Fund (QP), L.P.                6/1/2000             Quarterly
Intrepid Capital Multi-Sector Fund, L.P.       10/1/2005             Quarterly
Loch Fund, L.P.                                 6/1/2003             Quarterly
Seligman Technology                             1/1/2005             Quarterly
Seligman Tech, Ltd.                             8/1/2006             Quarterly
Shannon River Partner II, L.P.                  5/1/2005             Quarterly
Special Situation                               1/1/2005           Semi Annually
TCS Capital II, L.P.                           10/1/2003              Annually
Tiger Technology Fund, L.P.                    11/1/2001              Annually
Tracer Capital Partners                         7/1/2007             Quarterly           6/30/2008***             11,670,481

   LONG/SHORT EQUITY SUBTOTAL

Redeemed Investment Funds

TOTAL


*   Available frequency of redemptions after initial lock up period.
**  If there is no date indicated, no restrictions exist for the corresponding investment fund.
*** The dollar  amount of fair value for first  available  redemption  can be redeemed commencing  on the date listed. The remaining investment amount has no lock-up or other redemption restrictions.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        --------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                             INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                 $ --                         $         --
        --------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             --
        --------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           --                          291,960,818
        --------------------------------------------------------------------------------------------------------
           TOTAL                                                $ --                         $291,960,818
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                     INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                         $ --                         $299,674,917
        --------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                             --                                   --
        --------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                     --
        --------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)       --                          (12,714,099)
        --------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                  --                            5,000,000
        --------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                     --
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                            $ --                         $291,960,818
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Technology Partners, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.